VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Security—8.6%
U.S. Treasury Note 3.250%, 8/31/24	$ 6,000	$ 5,974
Total U.S. Government Security (Identified Cost $5,975)		5,974

Foreign Government Securities—82.0%
Angola —10.7%
Republic of Angola Via Avenir II B.V.
(6 month LIBOR + 4.500%) RegS 6.609%, 12/7/23(2)(3)(4)	519	524
(6 month LIBOR + 7.500%) RegS 10.447%, 7/1/23(2)(3)(4)	5,475	5,666
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(2)(3)	1,427	1,312
		7,502

Argentina—5.5%
Provincia De Entre Rios Argentina RegS 5.750%, 8/8/28(3)(4)(5)	835	579
Republic of Argentina 1.000%, 7/9/29(5)	14,000	3,255
		3,834

Brazil—3.5%
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/25	13,210BRL	2,435
Colombia—1.9%
Titulos De Tesoreria 7.250%, 10/18/34	8,275,000COP	1,301
Ecuador—8.8%
Republic of Ecuador 144A 5.500%, 7/31/30(4)(5)(6)	11,700	6,134
	Par Value(1)	Value

Egypt—7.1%
Arab Republic of Egypt
144A 7.625%, 5/29/32(5)(6)	$ 1,460	$ 1,020
144A 7.903%, 2/21/48(5)(6)	2,950	1,763
144A 8.700%, 3/1/49(5)(6)	2,775	1,755
144A 8.150%, 11/20/59(5)(6)	731	453
		4,991

El Salvador—2.2%
Republic of El Salvador
144A 5.875%, 1/30/25(5)(6)	1,975	1,047
RegS 5.875%, 1/30/25(3)(5)	500	265
RegS 8.250%, 4/10/32(3)(5)	568	211
		1,523

Gabon—1.7%
Republic of Gabon
144A 6.950%, 6/16/25(5)(6)	1,248	1,068
144A 7.000%, 11/24/31(6)	135	102
		1,170

Ghana—2.8%
Republic of Ghana
144A 7.625%, 5/16/29(6)	554	209
144A 8.625%, 4/7/34(5)(6)	3,500	1,260
144A 8.950%, 3/26/51(5)(6)	341	120
RegS 7.750%, 4/7/29(3)(5)	1,000	375
		1,964

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

Indonesia—4.3%
Indonesia Government 8.375%, 4/15/39	40,300,000IDR	$ 2,987
Kenya—1.0%
Republic of Kenya RegS 8.250%, 2/28/48(3)(5)	$ 1,025	694
Lebanon—1.0%
Lebanese Republic
6.375%, 3/9/20(7)	148	10
6.400%, 5/26/23(7)	848	59
RegS 8.250%, 4/12/21(3)(7)	5,175	363
RegS 6.100%, 10/4/22(3)(7)	3,217	224
RegS 7.000%, 4/22/31(3)(7)	377	26
		682

Malaysia—5.3%
1MDB Global Investments RegS 4.400%, 3/9/23(3)	3,900	3,727
Mozambique—1.5%
Republic of Mozambique 144A 5.000%, 9/15/31(4)(5)(6)	1,531	1,066
Nigeria—7.3%
Republic of Nigeria
144A 8.375%, 3/24/29(5)(6)	1,575	1,245
144A 8.747%, 1/21/31(5)(6)	633	494
144A 7.696%, 2/23/38(5)(6)	860	548
RegS 7.625%, 11/28/47(3)(5)	4,563	2,806
		5,093

	Par Value(1)	Value

Pakistan—2.0%
Islamic Republic of Pakistan 144A 6.000%, 4/8/26(5)(6)	$ 2,211	$ 1,371
Papua New Guinea —3.5%
Papua New Guinea Government International Bond
144A 8.375%, 10/4/28(5)(6)	1,558	1,262
RegS 8.375%, 10/4/28(3)(5)	1,500	1,215
		2,477

Russia—2.3%
Russia Government Bond - OFZ
7.400%, 12/7/22(7)(8)	51,750RUB	253
7.700%, 3/16/39(7)(8)	193,450RUB	945
Russian Federation - Eurobond RegS 5.100%, 3/28/35(3)(7)	800	376
		1,574

Saudi Arabia—3.2%
Saudi International Bond RegS 3.250%, 10/26/26(3)	2,250	2,213
Senegal—0.4%
Republic of Senegal 144A 6.250%, 5/23/33(6)	365	294
South Africa—2.4%
Republic of South Africa 8.750%, 2/28/48	36,800ZAR	1,691
Tunisia—1.7%
Tunisian Republic 144A 5.750%, 1/30/25(5)(6)	2,010	1,199
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

Venezuela—0.3%
Republic of Venezuela RegS 9.000%, 5/7/23(3)(7)	$ 2,250	$ 191
Zambia—1.6%
Republic of Zambia
144A 5.375%, 9/20/22(5)(6)(7)	124	70
144A 8.970%, 7/30/27(5)(6)(7)	865	517
RegS 8.970%, 7/30/27(3)(5)(7)	900	538
		1,125

Total Foreign Government Securities (Identified Cost $78,841)		57,238

Corporate Bonds and Notes—50.1%
Belarus—0.4%
Development Bank Belarus JSC RegS 6.750%, 5/2/24(3)(8)	1,747	280
Brazil—3.7%
Gol Finance S.A. 144A 7.000%, 1/31/25(5)(6)	2,344	1,400
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(5)(6)	1,435	1,200
		2,600

China—0.9%
Wanda Properties International Co., Ltd. RegS 7.250%, 1/29/24(3)	600	435
Wanda Properties Overseas Ltd. RegS 6.950%, 12/5/22(3)	221	204
		639

	Par Value(1)	Value

Colombia—3.4%
Empresas Publicas de Medellin ESP RegS 7.625%, 9/10/24(3)	2,700,000COP	$ 535
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(5)(6)	$ 843	717
Gran Tierra Energy, Inc. 144A 7.750%, 5/23/27(5)(6)	1,410	1,158
		2,410

Ghana—2.7%
Tullow Oil plc
144A 7.000%, 3/1/25(5)(6)	1,912	1,520
144A 10.250%, 5/15/26(5)(6)	368	339
		1,859

India—1.4%
Vedanta Resources Finance II plc 144A 8.950%, 3/11/25(5)(6)	1,253	965
Indonesia—4.0%
Indika Energy Capital IV Pte Ltd. RegS 8.250%, 10/22/25(3)(5)	900	864
PT Bakrie 0.000%, 12/22/22(8)	27,175,847IDR	—
Theta Capital Pte Ltd.
RegS 8.125%, 1/22/25(3)(5)	935	790
RegS 6.750%, 10/31/26(3)(5)	1,550	1,125
		2,779

Kazakhstan—1.2%
Development Bank of Kazakhstan JSC 144A 10.950%, 5/6/26(6)	506,000KZT	808
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

Mexico—31.2%
Petroleos Mexicanos
7.470%, 11/12/26	45,240MXN	$ 1,963
7.690%, 1/23/50(5)	$ 3,629	2,477
RegS 7.190%, 9/12/24(3)	63,700MXN	2,876
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	14,105	13,197
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(5)(6)	1,541	1,278
		21,791

Peru—0.2%
Petroleos del Peru S.A. RegS 5.625%, 6/19/47(3)	225	153
Turkey—0.7%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(5)(6)	655	484
Venezuela—0.3%
Petroleos de Venezuela S.A.
RegS 6.000%, 11/15/26(3)(8)(9)	2,550	76
RegS 9.750%, 5/17/35(3)(9)	4,200	142
		218

Total Corporate Bonds and Notes (Identified Cost $42,332)		34,986

Credit Linked Notes—4.6%
Iraq—4.6%
Republic of Iraq
(Counterparty: BOA) 3.088%, 1/1/28(4)(8)	541,430JPY	3,057
	Par Value(1)	Value

Iraq—continued
(Counterparty: BOA) 3.213%, 1/1/28(4)(8)	29,963JPY	$ 170
		3,227

Total Credit Linked Notes (Identified Cost $5,775)		3,227

Total Long-Term Investments—145.3% (Identified Cost $132,923)		101,425
	Shares
Short-Term Investment—3.1%
Money Market Mutual Fund—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.111%)(10)	2,165,552	2,166
Total Short-Term Investment (Identified Cost $2,165)		2,166

TOTAL INVESTMENTS—148.4% (Identified Cost $135,088)		$103,591
Other assets and liabilities, net—(48.4)%		(33,793)
NET ASSETS—100.0%		$69,798

Abbreviations:
BOA	Bank of America
CDS	Credit Default Swap
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
(2)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of August 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion is segregated as collateral for or reverse repurchase agreements. On August 31, 2022, securities valued at $45,999 were pledged as collateral for reverse repurchase agreements.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities amounted to a value of $32,866 or 47.1% of net assets.
(7)	Security in default; no interest payments are being received.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BCLY	Barclays
CS	Credit Suisse
GS	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JPMorgan Chase Bank N.A.
Foreign Currencies:
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
Mexico	21%
United States	8
Angola	7
Indonesia	6
Ecuador	6
Brazil	5
Nigeria	5
Other	42
Total	100%
† % of total investments as of August 31, 2022.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
Reverse Repurchase Agreements as of August 31, 2022 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
CS	3.00%	07/28/22	$(908)
CS	3.00	07/28/22	(980)
CS	3.00	07/28/22	(1,322)
CS	3.00	07/28/22	(1,114)
CS	3.10	07/28/22	(1,011)
CS	3.10	08/24/22	(628)
CS	3.10	08/26/22	(714)
CS	3.10	07/28/22	(263)
CS	3.10	08/26/22	(974)
CS	3.10	07/28/22	(826)
CS	3.10	08/24/22	(579)
CS	3.10	08/24/22	(798)
CS	3.10	08/24/22	(960)
CS	3.25	08/24/22	(1,193)
CS	3.25	08/26/22	(371)
CS	3.25	08/24/22	(265)
CS	3.40	07/28/22	(484)
CS	3.50	07/28/22	(767)
CS	3.50	07/28/22	(1,097)
CS	3.50	08/24/22	(175)
CS	3.50	08/26/22	(949)
CS	3.50	07/28/22	(521)
CS	3.50	07/28/22	(3,407)
CS	3.50	08/24/22	(693)
CS	3.50	08/24/22	(418)
CS	3.50	08/24/22	(402)
CS	3.50	07/28/22	(756)
CS	3.50	07/28/22	(1,028)
CS	3.50	07/28/22	(1,109)
CS	3.50	08/24/22	(160)
CS	3.50	08/26/22	(438)
CS	3.50	07/28/22	(321)
CS	3.50	07/28/22	(579)
CS	3.50	08/26/22	(469)
CS	3.50	08/24/22	(55)
CS	3.50	08/26/22	(361)
JPM	2.65	07/28/22	(1,087)
JPM	2.70	07/28/22	(2,270)
JPM	3.00	07/28/22	(900)
JPM	3.30	07/28/22	(1,401)
JPM	3.30	07/28/22	(1,327)
JPM	3.45	07/28/22	(951)
JPM	3.45	07/28/22	(381)
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
Reverse Repurchase Agreements as of August 31, 2022 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	3.50%	07/28/22	$(526)
JPM	3.50	07/28/22	(187)
JPM	3.50	07/28/22	(130)
Total			$(36,255)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.

Forward foreign currency exchange contracts as of August 31, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	2,269	MXN	47,000	JPM	09/09/22	$—	$(60)
Total						$—	$(60)

Centrally cleared credit default swaps - sell protection(1) outstanding as of August 31, 2022 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 4 Year CDS(3)	Quarterly	ICE	5.000%	6/20/25	$7,000	$(4,642)	$(1,783)	$—	$(2,859)
Total						$(4,642)	$(1,783)	$—	$(2,859)

Over-the-counter credit default swaps - sell protection(1) outstanding as of August 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Eskom Holdings SOC Ltd. 5 Year CDS(4)	Quarterly	BCLY	1.000%	12/20/25	$8,900	$(1,042)	$(1,009)	$—	$(33)
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
Over-the-counter credit default swaps - sell protection(1) outstanding as of August 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 4 Year CDS(3)	Quarterly	BCLY	5.000%	06/20/25	$6,750	$(4,477)	$(1,707)	$—	$(2,770)
Republic of Argentina 5 Year CDS(3)	Quarterly	GS	5.000%	12/20/25	3,250	(2,178)	(675)	—	(1,503)
Republic of Argentina 5 Year CDS(3)	Quarterly	BCLY	5.000%	12/20/25	13,200	(8,846)	(2,745)	—	(6,101)
Republic of Turkey CDS	Quarterly	BCLY	1.000%	06/20/27	4,880	(1,172)	(1,100)	—	(72)
Total						$(17,715)	$(7,236)	$—	$(10,479)

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 1.00% fixed coupon, 07/09/2029 maturity.
(4)	Based on Eskom Holdings SOC, Ltd. Corporate Debt Obligation, USD Denominated 6.75% fixed coupon, 08/10/2028 maturity.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$34,986	$—	$34,630	$356(1)
Foreign Government Securities	57,238	—	56,040	1,198
U.S. Government Security	5,974	—	5,974	—
Credit Linked Notes	3,227	—	—	3,227
Money Market Mutual Fund	2,166	2,166	—	—
Total Assets	103,591	2,166	96,644	4,781
Liabilities:
Other Financial Instruments:(2)
Forward Foreign Currency Exchange Contract	(60)	—	(60)	—
Centrally Cleared Credit Default Swap	(4,642)	—	(4,642)	—
Over-the-Counter Credit Default Swaps	(17,715)	—	(17,715)	—
Reverse Repurchase Agreements	(36,255)	(36,255)	—	—
Total Liabilities	(58,672)	(36,255)	(22,417)	—
Total Investments	$44,919	$(34,089)	$74,227	$4,781

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. As of August 31, 2022, the liabilities related to reverse repurchase agreements used level 2 inputs.
Securities held by the Fund with an end of period value of $1,554 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of November 30, 2021:	$ 4,794	$ —(a)	$ 4,794	$ —
Accrued discount/(premium)	62	—	62	—
Net realized gain (loss)	(207)	—	(207)	—
Net change in unrealized appreciation (depreciation)(b)	(590)	—	(590)	—
Sales(c)	(832)	—	(832)	—
Transfers into Level 3(d)	1,554	356	—	1,198
Balance as of August 31, 2022	$ 4,781	$ 356(a)	$ 3,227	$ 1,198
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2022, was $(590).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of August 31, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.